Schedule II - Condensed Financial Information of Registrant Statements of Operations and Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Dividend income		$ 329.5	$ 287.3	$ 198.4
Other income		0.0	0.0	8.2
Total revenues		3,260.3	2,966.1	2,890.0
Expenses
General, administrative and corporate expenses	[1]	(533.1)	(503.6)	(494.2)
Other Expenses		0.0	0.0	(20.1)
Income (loss) from operations before income taxes		464.1	402.6	(27.0)
Income tax benefit		22.0	132.1	78.1
Net income/(loss)		486.1	534.7	51.1
Other Comprehensive Income:
Other comprehensive income/(loss), net of tax		10.2	106.0	(383.3)
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders		496.3	640.7	(332.2)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Equity in net earnings of subsidiaries and other investments, equity method		108.9	304.7	14.2
Dividend income		511.4	364.4	121.7
Realized (loss) for the twelve months to December 31, 2024		0.5	1.1	(4.0)
Other income		4.3	3.2	1.0
Total revenues		625.1	673.4	132.9
Expenses
General, administrative and corporate expenses		(109.5)	(121.3)	(62.7)
Interest expense		(21.1)	(15.6)	(14.3)
Other Expenses		(3.9)	(1.8)	(4.8)
Income (loss) from operations before income taxes		490.6	534.7	51.1
Income tax benefit		(4.5)	0.0	0.0
Net income/(loss)		486.1	534.7	51.1
Other Comprehensive Income:
Change in unrealized gains/(losses) on investments		29.4	105.6	(367.8)
Net change from current period hedged transactions		(5.1)	(14.0)	15.4
Change in foreign currency translation adjustment		(14.1)	14.4	(30.9)
Other comprehensive income/(loss), net of tax		10.2	106.0	(383.3)
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders		$ 496.3	$ 640.7	$ (332.2)

[1]	General, administrative and corporate expenses includes related party management consulting fees of $5.0 million (2023 — $5.0 million; 2022 — $5.0 million).